UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Period May 21, 2003 (inception) to June 30, 2003

Janus Large Cap Growth Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                         JANUS
                                                                                       LARGE CAP
                                                                                         GROWTH
                                                                                       PORTFOLIO
                                                                                   -------------------
                                                                                   -------------------
ASSETS:
     Investments in securities, market value  (1)                                $        203,781,103
     Cash                                                                                   9,020,563
     Dividends receivable                                                                      33,009
                                                                                   -------------------
                                                                                   -------------------

     Total assets                                                                         212,834,675
                                                                                   -------------------
                                                                                   -------------------

LIABILITIES:

     Due to investment adviser                                                                162,039
     Payable for investments purchased                                                     28,863,680
                                                                                   -------------------
                                                                                   -------------------

     Total liabilities                                                                     29,025,719
                                                                                   -------------------
                                                                                   -------------------

NET ASSETS                                                                       $        183,808,956
                                                                                   ===================
                                                                                   ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                               $          1,794,380
     Additional paid-in capital                                                           177,801,379
     Net unrealized appreciation on investments                                             4,232,027
     Overdistributed net investment income                                                    (18,830)
                                                                                   -------------------
                                                                                   -------------------

NET ASSETS                                                                       $        183,808,956
                                                                                   ===================
                                                                                   ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                            $              10.24
                                                                                   ===================
                                                                                   ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           150,000,000
     Outstanding                                                                           17,943,797

(1)  Cost of investments in securities:                                          $        199,549,076

See notes to financial statements.


MAXIM SERIES FUND, INC.

                            STATEMENT OF OPERATIONS
                           PERIOD ENDED JUNE 30, 2003

UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

                                                                                        JANUS

                                                                                      LARGE CAP

                                                                                        GROWTH
                                                                                      PORTFOLIO

                                                                                  -------------------
                                                                                  -------------------
INVESTMENT INCOME:
     Interest                                                                   $            125,571
     Dividends                                                                               122,145
                                                                                  -------------------
                                                                                  -------------------

     Total income                                                                            247,716
                                                                                  -------------------
                                                                                  -------------------

EXPENSES:

     Management fees                                                                         207,094
                                                                                  -------------------
                                                                                  -------------------

NET INVESTMENT INCOME                                                                         40,622
                                                                                  -------------------
                                                                                  -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Change in net unrealized appreciation on investments                                  4,232,027
                                                                                  -------------------
                                                                                  -------------------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $          4,272,649
                                                                                  ===================
                                                                                  ===================

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED JUNE 30, 2003
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

                                                                                      JANUS

                                                                                    LARGE CAP

                                                                                      GROWTH
                                                                                    PORTFOLIO

                                                                                  ---------------
                                                                                  ---------------
                                                                                       2003

                                                                                  ---------------
                                                                                  ---------------
                                                                                       (2)
                                                                                    UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net investment income                                                      $         40,622
     Change in net unrealized appreciation on investments                              4,232,027
                                                                                  ---------------
                                                                                  ---------------

     Net increase in net assets resulting from operations                              4,272,649
                                                                                  ---------------
                                                                                  ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                          (59,452)
                                                                                  ---------------
                                                                                  ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                               183,833,167
     Reinvestment of distributions                                                        59,452
     Redemptions of shares                                                            (4,296,860)
                                                                                  ---------------
                                                                                  ---------------

     Net increase in net assets resulting from share transactions                    179,595,759
                                                                                  ---------------
                                                                                  ---------------

     Total increase in net assets                                                    183,808,956

NET ASSETS:
     Beginning of period                                                                       0
                                                                                  ---------------
                                                                                  ---------------

     End of period  (1)                                                         $    183,808,956
                                                                                  ===============
                                                                                  ===============


OTHER INFORMATION:

SHARES:

     Sold                                                                             18,358,081
     Issued in reinvestment of distributions                                               5,789
     Redeemed                                                                           (420,073)
                                                                                  ---------------
                                                                                  ---------------

     Net increase                                                                     17,943,797
                                                                                  ===============
                                                                                  ===============

(1) Including overdistributed net investment income                             $        (18,830)

(2) The portfolio commenced operations on May 21, 2003.

See notes to financial statements.


MAXIM SERIES FUND, INC.

JANUS LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                                Period Ended
                                                                               June 30, 2003 +

                                                                               ----------------
                                                                               ----------------
                                                                                  UNAUDITED

Net Asset Value, Beginning of Period                                         $           10.00

Income from Investment Operations

Net investment income                                                                     0.00
Net realized and unrealized gain                                                          0.24
                                                                               ----------------
                                                                               ----------------

Total Income From Investment Operations                                                   0.24
                                                                               ----------------
                                                                               ----------------

Less Distributions

From net investment income ~                                                             (0.00)
                                                                               ----------------
                                                                               ----------------

Total Distributions                                                                      (0.00)
                                                                               ----------------
                                                                               ----------------

Net Asset Value, End of Period                                               $           10.24
                                                                               ================
                                                                               ================


Total Return                                                                             2.43%  o

Net Assets, End of Period ($000)                                             $         183,809

Ratio of Expenses to Average Net Assets                                                  1.05%  *

Ratio of Net Investment Income to Average Net Assets                                     0.21%  *

Portfolio Turnover Rate                                                                  0.00%  o


 + The portfolio commenced operations on May 21, 2003.

 ~ The distribution from net investment income was less than $0.01 per share.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized




MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Janus Large Cap Growth Portfolio are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the specific identification method.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.05% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the period ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $113,293,610 and $0 respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $199,549,080. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,234,577 and gross depreciation of securities in which there was an excess of tax cost over value of $1,002,554, resulting in net appreciation of $4,232,023.

The Maxim Series Fund

Janus Large Cap Growth Portfolio

COMMON STOCK

AIR FREIGHT --- 1.21%
     38,770 United Parcel Service Inc Class B                          2,469,649
                                                                      $2,469,649

BANKS --- 6.13%

    115,535 Bank of America Corp                                       9,130,731
     67,060 Wells Fargo & Co                                           3,379,824
                                                                     $12,510,555

BIOTECHNOLOGY --- 3.61%

    102,125 Genentech Inc*                                             7,365,255
                                                                      $7,365,255

BROADCAST/MEDIA --- 3.67%

     86,300 EchoStar Communications Corp Class A*                      2,987,706
    102,900 Viacom Inc Class B*                                        4,492,614
                                                                      $7,480,320

COMPUTER SOFTWARE & SERVICES --- 7.67%
     88,745 Electronic Arts Inc*                                       6,566,243
    238,260 Microsoft Corp                                             6,101,839
     28,560 eBay Inc*                                                  2,975,381
                                                                     $15,643,463

CONGLOMERATES --- 1.75%

     27,720 3M Co                                                      3,575,326
                                                                      $3,575,326

HEALTH CARE RELATED --- 8.09%
     91,660 Cardinal Health Inc                                        5,893,738
    192,660 United Health Group Inc                                    9,681,162
     10,705 Wellpoint Health Networks Inc*                               902,432
                                                                     $16,477,332

INVESTMENT BANK/BROKERAGE FIRM --- 2.04%
     49,550 Goldman Sachs Group Inc                                    4,149,813
                                                                      $4,149,813

LEISURE & ENTERTAINMENT --- 2.70%
    341,390 AOL Time Warner Inc*                                       5,492,965
                                                                      $5,492,965

MEDICAL PRODUCTS --- 3.95%
    167,780 Medtronic Inc                                              8,048,407
                                                                      $8,048,407

OIL & GAS --- 4.99%
     90,830 Anadarko Petroleum Corp                                    4,039,210
    170,825 Exxon Mobil Corp                                           6,134,326
                                                                     $10,173,536

PERSONAL LOANS --- 2.48%
    128,790 SLM Corp                                                   5,044,704
                                                                      $5,044,704

PHARMACEUTICALS --- 2.93%

    108,910 Forest Laboratories Inc*                                   5,962,823
                                                                      $5,962,823

RETAIL --- 1.06%

     41,870 Kohl's Corp*                                               2,151,281
                                                                      $2,151,281

SHOES --- 1.89%

     71,855 NIKE Inc Class B                                           3,843,524
                                                                      $3,843,524

TELEPHONE & TELECOMMUNICATIONS --- 3.50%
    206,935 Nokia Oyj sponsored ADR                                    3,399,942
    190,165 Vodafone Group PLC sponsored ADR*                          3,736,742
                                                                      $7,136,684

TOTAL COMMON STOCK --- 57.67%                                       $117,525,637
(Cost $113,293,610)

SHORT-TERM INVESTMENTS

  2,319,000 Fannie Mae                                                 2,317,222
               0.930%, July 31, 2003
  7,229,000 Fannie Mae                                                 7,229,000
               0.790%, July  1, 2003
  6,000,000 Fannie Mae                                                 5,995,360
               0.970%, July 30, 2003
 20,000,000 Fannie Mae                                                19,996,421
               0.930%, July  8, 2003
 20,000,000 Freddie Mac                                               19,995,349
               0.940%, July 10, 2003
 10,000,000 Freddie Mac                                                9,995,689
               0.980%, July 17, 2003
  7,900,000 Freddie Mac                                                7,895,917
               0.940%, July 21, 2003
  3,840,000 Freddie Mac                                                3,837,055
               0.930%, July 31, 2003
  9,000,000 International Bank for Reconstruction & Development        8,993,453
               0.980%, July 28, 2003

TOTAL SHORT-TERM INVESTMENTS --- 42.33%                              $86,255,466
(Cost $86,255,466)

TOTAL JANUS LARGE CAP GROWTH PORTFOLIO --- 100%                     $203,781,103
(Cost $199,549,076)

Legend

ADR - American Depository Receipt
* Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003